ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Generation Concessions and Authorizations (Details)	Dec. 31, 2023 MW
TPP MAUA III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	591
TPP Santa Cruz
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	350
TPP Candiota III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	350
TPP APARECIDA
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	166
TPP Senador Arnon Afonso Farias de Mello
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	86
TPP Campos
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
TPP Araguaia
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	23
TPP ANOR
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	5
TPP CODAJAS
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	5
TPP CAAPIRANGA
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	2
TPP Anama
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	2
Generation concessions and authorizations | UHE Belo Monte
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	11,233
Generation concessions and authorizations | UHE Tucurui
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8,535
Generation concessions and authorizations | UHE Jirau
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	3,750
Generation concessions and authorizations | UHE Santo Antonio
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	3,568
Generation concessions and authorizations | UHE Xingo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	3,162
Generation concessions and authorizations | UHE Paulo Afonso IV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	2,462
Generation concessions and authorizations | UHE Itumbiara
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	2,082
Generation concessions and authorizations | UHE Teles Pires One
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,819
Generation concessions and authorizations | UHE Luiz Gonzaga (Itaparica)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,480
Generation concessions and authorizations | UHE Marimbondo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,440
Generation concessions and authorizations | UHE Serra da Mesa
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,275
Generation concessions and authorizations | UHE Furnas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,216
Generation concessions and authorizations | HPP Sobradinho
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,050
Generation concessions and authorizations | UHE Luis Carlos Barreto De Carvalho
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,050
Generation concessions and authorizations | HPP Teles Pires
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	964
Generation concessions and authorizations | UHE Lus Eduar Do Magalhaes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	903
Generation concessions and authorizations | UHE Foz do Chapeco
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	855
Generation concessions and authorizations | UHE Tres Irmaos
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	808
Generation concessions and authorizations | UHE Paulo Afonso III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	794
Generation concessions and authorizations | UHE Sao Manoel
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	736
Generation concessions and authorizations | UHE Peixe Angical
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	499
Generation concessions and authorizations | UHE Mascarenhas de Moraes (Peixoto)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	476
Generation concessions and authorizations | UHE Paulo Afonso II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	443
Generation concessions and authorizations | UHE Sinop
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	402
Generation concessions and authorizations | UHE Apolnio Sales (Moxot)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	400
Generation concessions and authorizations | UHE Corumb I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	375
Generation concessions and authorizations | UHE Governador Jayme Canet Jnior
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	363
Generation concessions and authorizations | UHE Porto Colmbia
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	320
Generation concessions and authorizations | UHE Simplcio
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	306
Generation concessions and authorizations | UHE Balbina
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	250
Generation concessions and authorizations | UHE Boa Esperana
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	237
Generation concessions and authorizations | UHE Samuel
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	217
Generation concessions and authorizations | UHE Funil - RJ
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	216
Generation concessions and authorizations | UHE Serra do Faco
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	213
Generation concessions and authorizations | UHE Manso
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	210
Generation concessions and authorizations | UHE Paulo Afonso I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	180
Generation concessions and authorizations | Baguari
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	140
Generation concessions and authorizations | UHE Retiro Baixo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	82
Generation concessions and authorizations | UHE Coaracy Nunes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	78
Generation concessions and authorizations | HPP Passo Sao Joao
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	77
Generation concessions and authorizations | UHE Batalha
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	53
Generation concessions and authorizations | UHE So Domingos
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	48
Generation concessions and authorizations | UHE Curu-Una
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | UHE Funil
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | UHE Anta
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	28
Generation concessions and authorizations | UHE Stone
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	20
Generation concessions and authorizations | UHE Curemas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	4
Generation concessions and authorizations | SHP Joao Borges
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	19
Generation concessions and authorizations | SHP Barra do Rio Chapeu
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	15
Generation concessions and authorizations | EOL Casa Nova II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	33
Generation concessions and authorizations | EOL Cerro Chato I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | EOL Cerro Chato II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | EOL Cerro Chato III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | EOL Nossa
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | EOL Casa Nova III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	28
Generation concessions and authorizations | EOL Casa Nova A
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Generation concessions and authorizations | EOL Casa Nova B
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Generation concessions and authorizations | EOL Casa Nova E
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Generation concessions and authorizations | EOL Casa Nova G
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Generation concessions and authorizations | EOL Caiara I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Generation concessions and authorizations | EOL Jandaia
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Generation concessions and authorizations | EOL Ibirapuit
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	25
Generation concessions and authorizations | EOL Casa Nova F
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Generation concessions and authorizations | EOL Junco I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Generation concessions and authorizations | EOL Junco II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Generation concessions and authorizations | EOL Cerro Chato VI
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	12
Generation concessions and authorizations | EOL Jandaia I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Generation concessions and authorizations | EOL Casa Nova D
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	23
Generation concessions and authorizations | EOL So Clemente
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	21
Generation concessions and authorizations | EOL So Janurio
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	21
Generation concessions and authorizations | EOL Caiara II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	18
Generation concessions and authorizations | EOL Coqueirinho 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	16
Generation concessions and authorizations | EOL Tamandu Mirim 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	16
Generation concessions and authorizations | EOL Cerro Chato V
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	12
Generation concessions and authorizations | EOL Angical 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | EOL Caitit 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | EOL Carcar
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | EOL Corruption 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | EOL Caitit 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | EOL Cerro Chato IV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | EOL Tei 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8
Generation concessions and authorizations | EOL Cerro dos Trindade
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8
Generation concessions and authorizations | EOL Acau
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	6
Generation concessions and authorizations | EOL Arapap
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	4
Generation concessions and authorizations | EOL Papagaio
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | Parque Elico Coxilha Seca
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Generation concessions and authorizations | Parque Elico Capo do Ingls
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Generation concessions and authorizations | Parque Elico Galpes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8